FAIR VALUE OF ASSETS AND LIABILITIES - Additional Information about Level 3 Loans and Payable to Investors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans At Fair Value
Beginning balance	¥ 418,492	¥ 1,375,221
Origination of loans	153,750
Collection of principals	(193,916)	(593,350)
Change in fair value	(186,170)	(126,109)
Decrease due to disposal of the beneficial rights of the Consolidated ABFE		(237,270)
Ending balance	192,156	418,492
Changes in fair value related to balance outstanding at the end of the year	(133,501)	(120,015)
Payable to investors At Fair Value
Beginning balance	0	626,207
Contribution from investors of the consolidated ABFE	174,000
Interest and penalties received	49,702	151,603
Deductible expenses associated with the consolidated ABFE operation	(4,650)	(9,766)
Principal and interest payments to investors of Consolidated ABFE	(14,874)	(139,033)
Change in fair value	(42,182)	(129,975)
Decrease due to disposal of the beneficial rights of the consolidated ABFE		(499,036)
Amount due to related parties(Note 1)	(109,373)
Ending balance	52,623	¥ 0
Changes in fair value related to balance outstanding at the end of the year	¥ (42,182)